Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions (Textual)
Options exercisable term	3 years 7 months 17 days
General and administrative	$ 571,110	$ 807,277	$ 809,927
Consultancy Agreement [Member]
Related Party Transactions (Textual)
Options granted to purchase shares				263,517
Exercise price				$ 0.917
Options exercisable term				7 years
General and administrative			$ 86,961	$ 1,065